Summary of Significant Accounting Policies (Schedule of Goodwill) (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2016	Jan. 31, 2015
Goodwill [Roll Forward]
Goodwill	$ 18,102	$ 19,510
Changes in currency translation and other	(1,412)	(1,418)
Acquisitions(1)	5	10
Goodwill	16,695	18,102
Walmart U.S.
Goodwill [Roll Forward]
Goodwill	461	451
Changes in currency translation and other	0	0
Acquisitions(1)	0	10
Goodwill	461	461
Walmart International
Goodwill [Roll Forward]
Goodwill	17,328	18,746
Changes in currency translation and other	(1,412)	(1,418)
Acquisitions(1)	5	0
Goodwill	15,921	17,328
Sam's Club
Goodwill [Roll Forward]
Goodwill	313	313
Changes in currency translation and other	0	0
Acquisitions(1)	0	0
Goodwill	$ 313	$ 313